Regulatory Restrictions - Summary of Company's and Banks Actual and Minimum Capital Required Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets) Consolidated, Actual Amount	$ 34,880	$ 32,923
Tier I Capital (to Risk-Weighted Assets) Consolidated, Actual Amount	32,872	30,924
Tier I Capital (to Average Assets) Consolidated, Actual Amount	32,872	30,924
Total Capital (to Risk-Weighted Assets) Consolidated, Actual Ratio	21.90%	20.77%
Tier I Capital (to Risk-Weighted Assets) Consolidated, Actual Ratio	20.64%	19.51%
Tier I Capital (to Average Assets) Consolidated, Actual Ratio	13.58%	13.49%
Total Capital (to Risk-Weighted Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Amount	12,740	12,679
Tier I Capital (to Risk-Weighted Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Amount	6,370	6,340
Tier I Capital (to Average Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Amount	9,685	9,172
Total Capital (to Risk-Weighted Assets) Consolidated, Minimum Required For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Average Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Surrey Bank & Trust [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets) Consolidated, Actual Amount	34,154	32,373
Tier I Capital (to Risk-Weighted Assets) Consolidated, Actual Amount	32,148	30,381
Tier I Capital (to Average Assets) Consolidated, Actual Amount	32,148	30,381
Total Capital (to Risk-Weighted Assets) Consolidated, Actual Ratio	21.46%	20.49%
Tier I Capital (to Risk-Weighted Assets) Consolidated, Actual Ratio	20.20%	19.23%
Tier I Capital (to Average Assets) Consolidated, Actual Ratio	13.31%	13.28%
Total Capital (to Risk-Weighted Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Amount	12,730	12,637
Tier I Capital (to Risk-Weighted Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Amount	6,365	6,318
Tier I Capital (to Average Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Amount	9,663	9,153
Total Capital (to Risk-Weighted Assets) Consolidated, Minimum Required For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Average Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital (to Risk-Weighted Assets) Consolidated Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	15,913	15,796
Tier I Capital (to Risk-Weighted Assets) Consolidated Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	9,548	9,478
Tier I Capital (to Average Assets) Consolidated, Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 12,079	$ 11,442
Total Capital (to Risk-Weighted Assets) Consolidated Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier I Capital (to Risk-Weighted Assets) Consolidated Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier I Capital (to Average Assets) Consolidated, Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%